Provisions and other non-current liabilities (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 164	$ 124	$ 702
Provisions related to discontinued operations			(97)
Cash payments	(526)	(102)	(448)
Releases of provisions	(13)	(12)	(219)
Additions to provisions	517	160	170
Currency translation effects	5	(6)	16
Product liabilities government investigations other legal matters provisions at end of period	147	164	124
Less current provision	(69)	(89)	(42)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 78	$ 75	$ 82